Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Current Liabilities [Abstract]
Payable to renters		$ 576,052	$ 647,283
Statutory dues payable		1,550,688	1,583,639
Capital creditors	$ 5,781	5,936	88,484
Employee benefit expenses payable		320,360	379,167
Other liabilities		330,582	234,459
Other current liabilities	$ 2,875,156	$ 2,783,618	$ 2,933,032